Loss per Share - Schedule of Computation of Basic Loss Per Share (EPS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share)	$ (1.43)	$ (4.22)	$ (5.54)
Diluted loss per share (in dollars per share)	$ (1.43)	$ (4.22)	$ (5.54)
Issued ordinary shares at the end of the year (in shares)	137,218,175	110,159,352	56,139,033
Weighted average number of shares outstanding, basic, during the year (in shares)	134,726,336	75,177,352	53,739,313
Weighted average number of shares outstanding, diluted, during the year (in shares)	134,726,336	75,177,352	53,739,313
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	5,540,079	5,339,549	5,226,767
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	5,670,000	885,000	1,178,750